UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     LYZ Capital Advisors LLC

Address:  1055 Washington Boulevard
          Suite 630
          Stamford, CT 06901-2204


13F File Number: 028-12616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Mooney
Title:  Chief Compliance Officer
Phone:  (203) 252-5830


Signature, Place and Date of Signing:


/s/ Christopher Mooney              Stamford, CT              February 10, 2009
-----------------------          ------------------         --------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  149

Form 13F Information Table Value Total:  $39,814
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number:                       Name:

1. 28-12885                                 LYZ Global Holdings Ltd.

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2   COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                  TITLE                    VALUE  SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS    CUSIP        (x1000) PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
ADTRAN INC                         COM      00738A106     249      16,740  SH           SOLE       NONE      16,740
AEROVIRONMENT INC                  COM      008073108     258       7,000  SH           SOLE       NONE       7,000
AFFYMETRIX INC                     COM      00826T108      34      11,400  SH           SOLE       NONE      11,400
AGNICO EAGLE MINES LTD             COM      008474108     203       3,940  SH           SOLE       NONE       3,940
ALASKA AIR GROUP INC               COM      011659109     354      12,101  SH           SOLE       NONE      12,101
ALASKA COMMUNICATIONS SYS GR       COM      01167P101      95      10,100  SH           SOLE       NONE      10,100
ALBANY MOLECULAR RESH INC          COM      012423109     131      13,406  SH           SOLE       NONE      13,406
ALEXION PHARMACEUTICALS INC        COM      015351109     409      11,300  SH           SOLE       NONE      11,300
ALKERMES INC                       COM      01642T108     151      14,200  SH           SOLE       NONE      14,200
AMERICAN PHYSICIANS CAPITAL        COM      028884104     298       6,200  SH           SOLE       NONE       6,200
AMGEN INC                          COM      031162100     520       9,000  SH           SOLE       NONE       9,000
APOLLO GROUP INC                   CL A     037604105   1,124      14,672  SH           SOLE       NONE      14,672
AQUA AMERICA INC                   COM      03836W103     292      14,199  SH           SOLE       NONE      14,199
ASBURY AUTOMOTIVE GROUP INC        COM      043436104      64      13,901  SH           SOLE       NONE      13,901
ATMOS ENERGY CORP                  COM      049560105     377      15,900  SH           SOLE       NONE      15,900
BANK HAWAII CORP                   COM      062540109     402       8,900  SH           SOLE       NONE       8,900
BANK NOVA SCOTIA HALIFAX           COM      064149107     222       8,140  SH           SOLE       NONE       8,140
BANK OF THE OZARKS INC             COM      063904106     219       7,400  SH           SOLE       NONE       7,400
BARE ESCENTUALS INC                COM      067511105     203      38,900  SH           SOLE       NONE      38,900
BARRICK GOLD CORP                  COM      067901108     378      10,330  SH           SOLE       NONE      10,330
BB&T CORP                          COM      054937107     310      11,300  SH           SOLE       NONE      11,300
BLUELINX HLDGS INC                 COM      09624H109     127      67,068  SH           SOLE       NONE      67,068
BOSTON SCIENTIFIC CORP             COM      101137107     143      18,500  SH           SOLE       NONE      18,500
BRIGHTPOINT INC                  COM NEW    109473405     106      24,300  SH           SOLE       NONE      24,300
BROOKS AUTOMATION INC              COM      114340102     101      17,400  SH           SOLE       NONE      17,400
BRUNSWICK CORP                     COM      117043109      43      10,300  SH           SOLE       NONE      10,300
CADENCE DESIGN SYSTEM INC          COM      127387108      96      26,094  SH           SOLE       NONE      26,094
CALIFORNIA WTR SVC GROUP           COM      130788102     227       4,899  SH           SOLE       NONE       4,899
CAMPBELL SOUP CO                   COM      134429109     306      10,201  SH           SOLE       NONE      10,201
CANADIAN NATL RY CO                COM      136375102     279       7,600  SH           SOLE       NONE       7,600
CASEYS GEN STORES INC              COM      147528103     348      15,300  SH           SOLE       NONE      15,300
CEPHALON INC                       COM      156708109     447       5,800  SH           SOLE       NONE       5,800
CHEROKEE INC DEL NEW               COM      16444H102     174      10,027  SH           SOLE       NONE      10,027
CHIQUITA BRANDS INTL INC           COM      170032809     149      10,100  SH           SOLE       NONE      10,100
CHOICE HOTELS INTL INC             COM      169905106     773      25,714  SH           SOLE       NONE      25,714
CIENA CORP                       COM NEW    171779309     218      32,539  SH           SOLE       NONE      32,539
CITIZENS INC                       CL A     174740100     107      11,000  SH           SOLE       NONE      11,000
CITY HLDG CO                       COM      177835105     364      10,474  SH           SOLE       NONE      10,474
COACH INC                          COM      189754104     210      10,099  SH           SOLE       NONE      10,099
COGENT INC                         COM      19239Y108     152      11,200  SH           SOLE       NONE      11,200
COMMERCE BANCSHARES INC            COM      200525103     284       6,465  SH           SOLE       NONE       6,465
CONTINENTAL AIRLS INC              CL B     210795308     281      15,544  SH           SOLE       NONE      15,544
CONVERGYS CORP                     COM      212485106      73      11,365  SH           SOLE       NONE      11,365
CORINTHIAN COLLEGES INC            COM      218868107     167      10,200  SH           SOLE       NONE      10,200
BARD C R INC                       COM      067383109     211       2,500  SH           SOLE       NONE       2,500
CSG SYS INTL INC                   COM      126349109     546      31,256  SH           SOLE       NONE      31,256
CUBIST PHARMACEUTICALS INC         COM      229678107     676      28,000  SH           SOLE       NONE      28,000
CULLEN FROST BANKERS INC           COM      229899109     279       5,499  SH           SOLE       NONE       5,499
CVB FINL CORP                      COM      126600105     153      12,892  SH           SOLE       NONE      12,892
DELUXE CORP                        COM      248019101     183      12,200  SH           SOLE       NONE      12,200
DREAMWORKS ANIMATION SKG INC       CL A     26153C103     313      12,400  SH           SOLE       NONE      12,400
DUKE ENERGY CORP NEW               COM      26441C105     409      27,218  SH           SOLE       NONE      27,218
EARTHLINK INC                      COM      270321102      76      11,200  SH           SOLE       NONE      11,200
EHEALTH INC                        COM      28238P109     186      14,000  SH           SOLE       NONE      14,000
ELECTRONICS FOR IMAGING INC        COM      286082102     155      16,200  SH           SOLE       NONE      16,200
EMERGENT BIOSOLUTIONS INC          COM      29089Q105   1,706      65,327  SH           SOLE       NONE      65,327
EMPLOYERS HOLDINGS INC             COM      292218104     363      22,001  SH           SOLE       NONE      22,001
ENBRIDGE INC                       COM      29250N105     249       7,690  SH           SOLE       NONE       7,690
ENCANA CORP                        COM      292505104     276       5,920  SH           SOLE       NONE       5,920
ENZON PHARMACEUTICALS INC          COM      293904108     128      21,900  SH           SOLE       NONE      21,900
EXELIXIS INC                       COM      30161Q104      54      10,700  SH           SOLE       NONE      10,700
FAIR ISAAC CORP                    COM      303250104     263      15,596  SH           SOLE       NONE      15,596
FAIRFAX FINL HLDGS LTD           SUB VTG    303901102     415       1,300  SH           SOLE       NONE       1,300
FAMILY DLR STORES INC              COM      307000109     263      10,101  SH           SOLE       NONE      10,101
FEDERATED INVS INC PA              CL B     314211103     385      22,725  SH           SOLE       NONE      22,725
FIRST CMNTY BANCSHARES INC N       COM      31983A103     257       7,364  SH           SOLE       NONE       7,364
FIRST FINL HLDGS INC               COM      320239106     528      26,087  SH           SOLE       NONE      26,087
FIRST FINL BANKSHARES INC          COM      32020R109     458       8,300  SH           SOLE       NONE       8,300
FRANKLIN RES INC                   COM      354613101     252       3,957  SH           SOLE       NONE       3,957
GATX CORP                          COM      361448103     241       7,778  SH           SOLE       NONE       7,778
GENERAL MLS INC                    COM      370334104     286       4,700  SH           SOLE       NONE       4,700
GILEAD SCIENCES INC                COM      375558103     363       7,101  SH           SOLE       NONE       7,101
GLACIER BANCORP INC NEW            COM      37637Q105     286      15,017  SH           SOLE       NONE      15,017
GRAFTECH INTL LTD                  COM      384313102     191      22,916  SH           SOLE       NONE      22,916
GREENHILL & CO INC                 COM      395259104     557       7,985  SH           SOLE       NONE       7,985
HOT TOPIC INC                      COM      441339108     213      23,000  SH           SOLE       NONE      23,000
INFORMATICA CORP                   COM      45666Q102     209      15,200  SH           SOLE       NONE      15,200
INTEGRATED DEVICE TECHNOLOGY       COM      458118106      91      16,199  SH           SOLE       NONE      16,199
INTERSIL CORP                      CL A     46069S109     139      15,101  SH           SOLE       NONE      15,101
INTEVAC INC                        COM      461148108     101      19,879  SH           SOLE       NONE      19,879
ITT EDUCATIONAL SERVICES INC       COM      45068B109   1,106      11,644  SH           SOLE       NONE      11,644
KENEXA CORP                        COM      488879107     167      20,899  SH           SOLE       NONE      20,899
KING PHARMACEUTICALS INC           COM      495582108     699      65,826  SH           SOLE       NONE      65,826
KINROSS GOLD CORP               COM NO PAR  496902404     257      13,920  SH           SOLE       NONE      13,920
KNIGHT CAPITAL GROUP INC           CL A     499005106     764      47,302  SH           SOLE       NONE      47,302
LIBERTY MEDIA CORP NEW        ENT COM SER A 53071M500     245      14,012  SH           SOLE       NONE      14,012
LIFE PARTNERS HOLDINGS INC         COM      53215T106     223       5,100  SH           SOLE       NONE       5,100
LINCARE HOLDINGS INC               COM      532791100     267       9,900  SH           SOLE       NONE       9,900
MASTERCARD INC                     CL A     57636Q104     212       1,483  SH           SOLE       NONE       1,483
MCDONALDS CORP                     COM      580135101     522       8,400  SH           SOLE       NONE       8,400
MENTOR GRAPHICS CORP               COM      587200106     246      47,589  SH           SOLE       NONE      47,589
METHANEX CORP                      COM      59151K108     175      15,600  SH           SOLE       NONE      15,600
MOLEX INC                          COM      608554101     146      10,067  SH           SOLE       NONE      10,067
MOTOROLA INC                       COM      620076109      74      16,697  SH           SOLE       NONE      16,697
MYRIAD GENETICS INC                COM      62855J104     311       4,700  SH           SOLE       NONE       4,700
NABI BIOPHARMACEUTICALS            COM      629519109      38      11,451  SH           SOLE       NONE      11,451
NETFLIX INC                        COM      64110L106     312      10,422  SH           SOLE       NONE      10,422
NEW JERSEY RES                     COM      646025106     220       5,600  SH           SOLE       NONE       5,600
NISOURCE INC                       COM      65473P105     136      12,384  SH           SOLE       NONE      12,384
NOVELL INC                         COM      670006105      51      13,010  SH           SOLE       NONE      13,010
NPS PHARMACEUTICALS INC            COM      62936P103     160      25,700  SH           SOLE       NONE      25,700
OLD NATL BANCORP IND               COM      680033107     212      11,683  SH           SOLE       NONE      11,683
OPEN TEXT CORP                     COM      683715106     339      11,170  SH           SOLE       NONE      11,170
PACIFIC CAP BANCORP NEW            COM      69404P101     425      25,200  SH           SOLE       NONE      25,200
PETMED EXPRESS INC                 COM      716382106     465      26,399  SH           SOLE       NONE      26,399
PETRO-CDA                          COM      71644E102     266      12,160  SH           SOLE       NONE      12,160
POZEN INC                          COM      73941U102     252      50,091  SH           SOLE       NONE      50,091
PROASSURANCE CORP                  COM      74267C106     206       3,899  SH           SOLE       NONE       3,899
PROGENICS PHARMACEUTICALS IN       COM      743187106     221      21,400  SH           SOLE       NONE      21,400
QLOGIC CORP                        COM      747277101     248      18,427  SH           SOLE       NONE      18,427
QUESTCOR PHARMACEUTICALS INC       COM      74835Y101     652      70,000  SH           SOLE       NONE      70,000
REALNETWORKS INC                   COM      75605L104     124      35,000  SH           SOLE       NONE      35,000
RELIANT ENERGY INC                 COM      75952B105     353      61,000  SH           SOLE       NONE      61,000
REPUBLIC AWYS HLDGS INC            COM      760276105     130      12,200  SH           SOLE       NONE      12,200
RLI CORP                           COM      749607107     269       4,400  SH           SOLE       NONE       4,400
S1 CORPORATION                     COM      78463B101     165      20,900  SH           SOLE       NONE      20,900
SALIX PHARMACEUTICALS INC          COM      795435106     117      13,300  SH           SOLE       NONE      13,300
SEACHANGE INTL INC                 COM      811699107     200      27,800  SH           SOLE       NONE      27,800
SEI INVESTMENTS CO                 COM      784117103     184      11,714  SH           SOLE       NONE      11,714
SEPRACOR INC                       COM      817315104     363      33,100  SH           SOLE       NONE      33,100
SERVICE CORP INTL                  COM      817565104      94      18,900  SH           SOLE       NONE      18,900
SIERRA WIRELESS INC                COM      826516106      92      15,900  SH           SOLE       NONE      15,900
SONICWALL INC                      COM      835470105      73      18,400  SH           SOLE       NONE      18,400
STONERIDGE INC                     COM      86183P102      46      10,000  SH           SOLE       NONE      10,000
STRAYER ED INC                     COM      863236105     643       3,000  SH           SOLE       NONE       3,000
SUN MICROSYSTEMS INC             COM NEW    866810203      51      13,300  SH           SOLE       NONE      13,300
SVB FINL GROUP                     COM      78486Q101     206       7,841  SH           SOLE       NONE       7,841
SYMYX TECHNOLOGIES                 COM      87155S108      93      15,577  SH           SOLE       NONE      15,577
SYNAPTICS INC                      COM      87157D109     201      12,156  SH           SOLE       NONE      12,156
TALISMAN ENERGY INC                COM      87425E103     128      12,820  SH           SOLE       NONE      12,820
TCF FINL CORP                      COM      872275102     231      16,900  SH           SOLE       NONE      16,900
TD AMERITRADE HLDG CORP            COM      87236Y108     150      10,548  SH           SOLE       NONE      10,548
TEKELEC                            COM      879101103     227      17,032  SH           SOLE       NONE      17,032
TELECOMMUNICATION SYS INC          CL A     87929J103     101      11,711  SH           SOLE       NONE      11,711
TELLABS INC                        COM      879664100      72      17,560  SH           SOLE       NONE      17,560
TFS FINL CORP                      COM      87240R107     129      10,008  SH           SOLE       NONE      10,008
TIVO INC                           COM      888706108     211      29,400  SH           SOLE       NONE      29,400
TOMPKINS FINANCIAL CORPORATI       COM      890110109     353       6,100  SH           SOLE       NONE       6,100
TRANSCANADA CORP                   COM      89353D107     230       8,460  SH           SOLE       NONE       8,460
TYSON FOODS INC                    CL A     902494103     210      24,000  SH           SOLE       NONE      24,000
ULTRATECH INC                      COM      904034105     167      14,000  SH           SOLE       NONE      14,000
U S AIRWAYS GROUP INC              COM      90341W108     210      27,200  SH           SOLE       NONE      27,200
VIGNETTE CORP                    COM NEW    926734401     133      14,100  SH           SOLE       NONE      14,100
VIROPHARMA INC                     COM      928241108     202      15,500  SH           SOLE       NONE      15,500
WEIGHT WATCHERS INTL INC NEW       COM      948626106     262       8,900  SH           SOLE       NONE       8,900
WESTAMERICA BANCORPORATION         COM      957090103     302       5,898  SH           SOLE       NONE       5,898
WINDSTREAM CORP                    COM      97381W104     216      23,499  SH           SOLE       NONE      23,499
WYNDHAM WORLDWIDE CORP             COM      98310W108     292      44,652  SH           SOLE       NONE      44,652
YRC WORLDWIDE INC                  COM      984249102      38      13,143  SH           SOLE       NONE      13,143


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